Shareholder Report, Holdings (Details)	May 31, 2024
C000051320 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1],[2]
Percent of Total Long Exposure	77.70%	[1],[2]
Percent of Total Short Exposure	22.30%	[1],[2]
C000051320 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1],[2]
Percent of Total Long Exposure	2.60%	[1],[2]
Percent of Total Short Exposure		[1],[2],[3]
C000051320 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1],[2]
Percent of Total Long Exposure	3.00%	[1],[2]
Percent of Total Short Exposure		[1],[2]
C000051320 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1],[2]
Percent of Total Long Exposure	2.30%	[1],[2]
Percent of Total Short Exposure	0.30%	[1],[2]
C000051320 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[1],[2]
Percent of Total Long Exposure	6.90%	[1],[2]
Percent of Total Short Exposure	7.40%	[1],[2]
C000051320 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1],[2]
Percent of Total Long Exposure	5.10%	[1],[2]
Percent of Total Short Exposure		[1],[2]
C000051320 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[1],[2]
Percent of Total Long Exposure	10.60%	[1],[2]
Percent of Total Short Exposure	1.30%	[1],[2]
C000051320 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1],[2]
Percent of Total Long Exposure	7.40%	[1],[2]
Percent of Total Short Exposure	2.00%	[1],[2]
C000051320 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1],[2]
Percent of Total Long Exposure	4.70%	[1],[2]
Percent of Total Short Exposure		[1],[2]
C000051320 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[1],[2]
Percent of Total Long Exposure	16.40%	[1],[2]
Percent of Total Short Exposure	0.30%	[1],[2]
C000051320 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[1],[2]
Percent of Total Long Exposure	10.50%	[1],[2]
Percent of Total Short Exposure	1.70%	[1],[2]
C000051320 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[1],[2]
Percent of Total Long Exposure	8.20%	[1],[2]
Percent of Total Short Exposure	9.30%	[1],[2]
C000005175 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000005175 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000005175 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000005175 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000005175 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000005175 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[4]
C000005175 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[4]
C000005175 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000005175 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000005175 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[4]
C000005175 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[5]
C000005175 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000005175 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000005175 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[5]
C000005175 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000005175 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[5]
C000005175 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[5]
C000005175 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000005175 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000005175 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[5]
C000005175 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[5]
C000005175 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000005175 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[5]
C000005184 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
C000005184 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000005184 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000005184 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000005184 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[6]
C000005184 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
C000005184 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000005184 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
C000005184 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
C000005184 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000005184 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[7]
C000005184 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000005184 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[7]
C000005184 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[7]
C000005184 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[7]
C000005184 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[7]
C000005184 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[7]
C000005184 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000005184 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[7]
C000005184 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[7]
C000005184 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[7]
C000005184 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[7]
C000005184 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[7]
C000005173 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[8]
C000005173 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000005173 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[8]
C000005173 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[8]
C000005173 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000005173 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[8]
C000005173 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[8]
C000005173 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[8]
C000005173 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[8]
C000005173 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[8]
C000005173 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[9]
C000005173 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000005173 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000005173 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[9]
C000005173 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000005173 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[9]
C000005173 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[9]
C000005173 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[9]
C000005173 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[9]
C000005173 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[9]
C000005173 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[9]
C000005173 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000005173 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[9]
C000005174 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000005174 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000005174 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000005174 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[10]
C000005174 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000005174 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[10]
C000005174 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[10]
C000005174 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000005174 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[10]
C000005174 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[10]
C000005174 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[11]
C000005174 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
C000005174 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[11]
C000005174 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[11]
C000005174 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[11]
C000005174 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[11]
C000005174 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[11]
C000005174 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[11]
C000005174 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[11]
C000005174 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[11]
C000005174 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[11]
C000005174 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
C000005174 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[11]
C000005183 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[12]
C000005183 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000005183 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[12]
C000005183 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000005183 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[12]
C000005183 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[12]
C000005183 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[12]
C000005183 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[12]
C000005183 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[12]
C000005183 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[12]
C000005183 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[13]
C000005183 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[13]
C000005183 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[13]
C000005183 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[13]
C000005183 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[13]
C000005183 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[13]
C000005183 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[13]
C000005183 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[13]
C000005183 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[13]
C000005183 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[13]
C000005183 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[13]
C000005183 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000005183 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[13]
C000005185 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[14]
C000005185 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[14]
C000005185 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[14]
C000005185 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[14]
C000005185 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000005185 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[14]
C000005185 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[14]
C000005185 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[14]
C000005185 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[14]
C000005185 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000005185 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[15]
C000005185 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[15]
C000005185 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[15]
C000005185 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[15]
C000005185 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[15]
C000005185 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[15]
C000005185 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[15]
C000005185 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[15]
C000005185 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[15]
C000005185 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[15]
C000005185 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[15]
C000005185 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000005185 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[15]
C000051319 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[16],[17]
Percent of Total Long Exposure	77.70%	[16],[17]
Percent of Total Short Exposure	22.30%	[16],[17]
C000051319 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[16],[17]
Percent of Total Long Exposure	2.60%	[16],[17]
Percent of Total Short Exposure		[16],[17],[18]
C000051319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[16],[17]
Percent of Total Long Exposure	3.00%	[16],[17]
Percent of Total Short Exposure		[16],[17]
C000051319 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[16],[17]
Percent of Total Long Exposure	2.30%	[16],[17]
Percent of Total Short Exposure	0.30%	[16],[17]
C000051319 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[16],[17]
Percent of Total Long Exposure	6.90%	[16],[17]
Percent of Total Short Exposure	7.40%	[16],[17]
C000051319 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[16],[17]
Percent of Total Long Exposure	5.10%	[16],[17]
Percent of Total Short Exposure		[16],[17]
C000051319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[16],[17]
Percent of Total Long Exposure	10.60%	[16],[17]
Percent of Total Short Exposure	1.30%	[16],[17]
C000051319 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[16],[17]
Percent of Total Long Exposure	7.40%	[16],[17]
Percent of Total Short Exposure	2.00%	[16],[17]
C000051319 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[16],[17]
Percent of Total Long Exposure	4.70%	[16],[17]
Percent of Total Short Exposure		[16],[17]
C000051319 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[16],[17]
Percent of Total Long Exposure	16.40%	[16],[17]
Percent of Total Short Exposure	0.30%	[16],[17]
C000051319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[16],[17]
Percent of Total Long Exposure	10.50%	[16],[17]
Percent of Total Short Exposure	1.70%	[16],[17]
C000051319 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[16],[17]
Percent of Total Long Exposure	8.20%	[16],[17]
Percent of Total Short Exposure	9.30%	[16],[17]
C000051321 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[19],[20]
Percent of Total Long Exposure	77.70%	[19],[20]
Percent of Total Short Exposure	22.30%	[19],[20]
C000051321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[19],[20]
Percent of Total Long Exposure	2.60%	[19],[20]
Percent of Total Short Exposure		[19],[20],[21]
C000051321 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[19],[20]
Percent of Total Long Exposure	3.00%	[19],[20]
Percent of Total Short Exposure		[19],[20]
C000051321 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[19],[20]
Percent of Total Long Exposure	2.30%	[19],[20]
Percent of Total Short Exposure	0.30%	[19],[20]
C000051321 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[19],[20]
Percent of Total Long Exposure	6.90%	[19],[20]
Percent of Total Short Exposure	7.40%	[19],[20]
C000051321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[19],[20]
Percent of Total Long Exposure	5.10%	[19],[20]
Percent of Total Short Exposure		[19],[20]
C000051321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[19],[20]
Percent of Total Long Exposure	10.60%	[19],[20]
Percent of Total Short Exposure	1.30%	[19],[20]
C000051321 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[19],[20]
Percent of Total Long Exposure	7.40%	[19],[20]
Percent of Total Short Exposure	2.00%	[19],[20]
C000051321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[19],[20]
Percent of Total Long Exposure	4.70%	[19],[20]
Percent of Total Short Exposure		[19],[20]
C000051321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[19],[20]
Percent of Total Long Exposure	16.40%	[19],[20]
Percent of Total Short Exposure	0.30%	[19],[20]
C000051321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[19],[20]
Percent of Total Long Exposure	10.50%	[19],[20]
Percent of Total Short Exposure	1.70%	[19],[20]
C000051321 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[19],[20]
Percent of Total Long Exposure	8.20%	[19],[20]
Percent of Total Short Exposure	9.30%	[19],[20]
C000005181 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[22]
C000005181 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[22]
C000005181 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[22]
C000005181 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[22]
C000005181 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[22]
C000005181 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[22]
C000005181 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[22]
C000005181 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[22]
C000005181 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[22]
C000005181 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[22]
C000005181 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[23]
C000005181 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[23]
C000005181 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[23]
C000005181 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[23]
C000005181 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[23]
C000005181 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[23]
C000005181 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[23]
C000005181 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[23]
C000005181 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[23]
C000005181 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[23]
C000005181 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[23]
C000005181 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
C000005181 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[23]
C000198228 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[24]
C000198228 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[24]
C000198228 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[24]
C000198228 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[24]
C000198228 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[24]
C000198228 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[24]
C000198228 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[24]
C000198228 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[24]
C000198228 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[24]
C000198228 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[24]
C000198228 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[25]
C000198228 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[25]
C000198228 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[25]
C000198228 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[25]
C000198228 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[25]
C000198228 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[25]
C000198228 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[25]
C000198228 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[25]
C000198228 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[25]
C000198228 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[25]
C000198228 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[25]
C000198228 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[25]
C000198228 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[25]
C000005171 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[26]
C000005171 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[26]
C000005171 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[26]
C000005171 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[26]
C000005171 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[26]
C000005171 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[26]
C000005171 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[26]
C000005171 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[26]
C000005171 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[26]
C000005171 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[26]
C000005171 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[27]
C000005171 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[27]
C000005171 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
C000005171 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[27]
C000005171 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[27]
C000005171 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[27]
C000005171 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[27]
C000005171 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[27]
C000005171 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[27]
C000005171 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[27]
C000005171 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[27]
C000005171 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[27]
C000005171 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[27]
C000198229 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[28]
C000198229 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[28]
C000198229 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[28]
C000198229 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[28]
C000198229 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[28]
C000198229 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[28]
C000198229 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[28]
C000198229 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[28]
C000198229 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[28]
C000198229 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[28]
C000198229 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[29]
C000198229 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[29]
C000198229 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[29]
C000198229 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[29]
C000198229 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[29]
C000198229 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[29]
C000198229 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[29]
C000198229 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[29]
C000198229 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[29]
C000198229 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[29]
C000198229 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[29]
C000198229 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[29]
C000198229 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[29]

[1]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[2]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[3]	Rounds to less than 0.01%.
[4]	Excludes short-term securities.
[5]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[6]	Excludes short-term securities.
[7]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[8]	Excludes short-term securities.
[9]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[10]	Excludes short-term securities.
[11]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[12]	Excludes short-term securities.
[13]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[14]	Excludes short-term securities.
[15]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[16]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[17]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[18]	Rounds to less than 0.01%.
[19]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[20]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[21]	Rounds to less than 0.01%.
[22]	Excludes short-term securities.
[23]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[24]	Excludes short-term securities.
[25]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[26]	Excludes short-term securities.
[27]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[28]	Excludes short-term securities.
[29]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.